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                    PRUDENTIAL NATURAL RESOURCES FUND, INC.
                        Gateway Center Three, 4th Floor
                              100 Mulberry Street
                         Newark, New Jersey 07102-4077




                                August 2, 2000



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:     Prudential Natural Resources Fund, Inc.
                1933 Act File No.: 33-15166
                1940 Act File No.: 811-5206

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectuses and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on July 31, 2000.

        If you have any questions concerning this filing, please contact Robert
C. Rosselot at (973) 367-3028.


                                                Very truly yours,

                                                /s/ Robert C. Rosselot
                                                ----------------------
                                                Robert C. Rosselot
                                                Secretary